UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SCM Advisors LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-06450
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Mark Palmer
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  (415) 486-6726
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer                  San Francisco, CA                     7/09/2008
---------------                  -----------------                    ----------
 [Signature]                       [City, State]                         [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          121
                                         -----------
Form 13F Information Table Value Total:     $279,021
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ABB Ltd ADR                    COM              000375204     4346  153445 SH       SOLE                0 153445    0
Abbott Laboratories            COM              002824100     5299  100030 SH       SOLE                0 100030    0
Aegean Marine Petroleum Networ COM              Y0017S102     4311  105950 SH       SOLE                0 105950    0
Allergan Inc                   COM              018490102     3850   73965 SH       SOLE                0  73965    0
Amazon com Inc                 COM              023135106     4201   57290 SH       SOLE                0  57290    0
American Superconductor Corp   COM              030111108      595   16600 SH       SOLE                0  16600    0
American Tower Corp Cl A       COM              029912201     2945   69715 SH       SOLE                0  69715    0
Ametek Inc                     COM              031100100     1003   21245 SH       SOLE                0  21245    0
Amgen Inc                      COM              031162100     4427   93865 SH       SOLE                0  93865    0
Apache Corp                    COM              037411105     3845   27665 SH       SOLE                0  27665    0
Apple Inc                      COM              037833100     7252   43310 SH       SOLE                0  43310    0
Ariba Inc                      COM              04033V203      180   12230 SH       SOLE                0  12230    0
Atheros Communications         COM              04743P108     1164   38810 SH       SOLE                0  38810    0
Authentec Inc                  COM              052660107      286   27490 SH       SOLE                0  27490    0
Bally Technologies Inc         COM              05874B107      228    6760 SH       SOLE                0   6760    0
Best Buy Co Inc                COM              086516101     3135   79170 SH       SOLE                0  79170    0
Bill Barrett Corp              COM              06846n104      334    5615 SH       SOLE                0   5615    0
Biomarin Pharmaceutical Inc    COM              09061G101      790   27260 SH       SOLE                0  27260    0
Blackrock Inc                  COM              09247X101     3425   19350 SH       SOLE                0  19350    0
Broadcom Corp-Cl A             COM              111320107     5309  194545 SH       SOLE                0 194545    0
Bucyrus Intl                   COM              118759109      496    6790 SH       SOLE                0   6790    0
Bunge Limited                  COM              G16962105     2828   26265 SH       SOLE                0  26265    0
CEC Entertainment Inc          COM              125137109      234    8370 SH       SOLE                0   8370    0
CNH Global N.V.                COM              N20935206     3301   97180 SH       SOLE                0  97180    0
CVS Caremark Corp              COM              126650100     6035  152525 SH       SOLE                0 152525    0
Caterpillar Inc                COM              149123101     4629   62705 SH       SOLE                0  62705    0
Cavium Networks Inc            COM              14965A101      858   40880 SH       SOLE                0  40880    0
Celgene Corp                   COM              151020104     5221   81745 SH       SOLE                0  81745    0
Central Euro Distribution Corp COM              153435102     1145   15440 SH       SOLE                0  15440    0
Chart Industries Inc           COM              16115Q308      368    7565 SH       SOLE                0   7565    0
Chesapeake Energy Corp         COM              165167107     3708   56220 SH       SOLE                0  56220    0
Children's Place               COM              168905107      392   10850 SH       SOLE                0  10850    0
Cisco Systems Inc              COM              17275R102     5193  223245 SH       SOLE                0 223245    0
Cognizant Tech Solutions Corp. COM              192446102     4264  131170 SH       SOLE                0 131170    0
Cohen & Steers Inc             COM              19247A100      238    9180 SH       SOLE                0   9180    0
Colgate-Palmolive Co           COM              194162103     5536   80120 SH       SOLE                0  80120    0
Concur Technologies Inc.       COM              206708109     1073   32280 SH       SOLE                0  32280    0
Corning Inc                    COM              219350105     3638  157820 SH       SOLE                0 157820    0
Cymer Inc                      COM              232572107      289   10760 SH       SOLE                0  10760    0
Darling International Inc      COM              237266101      428   25920 SH       SOLE                0  25920    0
Data Domain Inc                COM              23767P109     1055   45240 SH       SOLE                0  45240    0
E M C Corp Mass                COM              268648102     4050  275680 SH       SOLE                0 275680    0
Esterline Technologies Corp    COM              297425100      300    6100 SH       SOLE                0   6100    0
Exponent Inc                   COM              30214U102      285    9060 SH       SOLE                0   9060    0
FMC Corp                       COM              302491303     5916   76395 SH       SOLE                0  76395    0
Genentech Inc                  COM              368710406     4809   63355 SH       SOLE                0  63355    0
Genzyme Corp General Division  COM              372917104     4120   57320 SH       SOLE                0  57320    0
Gigamedia Limited              COM              Y2711Y104      227   19030 SH       SOLE                0  19030    0
Gilead Sciences Inc            COM              375558103     5258   99295 SH       SOLE                0  99295    0
Global Industries Ltd          COM              379336100      605   33750 SH       SOLE                0  33750    0
Goldman Sachs Group Inc        COM              38141G104     4247   24280 SH       SOLE                0  24280    0
Google                         COM              38259P508     5745   10913 SH       SOLE                0  10913    0
Guess? Inc                     COM              401617105     1362   36375 SH       SOLE                0  36375    0
Gymboree Corp                  COM              403777105      273    6820 SH       SOLE                0   6820    0
Harmonic Lightwaves Inc        COM              413160102     1031  108400 SH       SOLE                0 108400    0
Harsco Corp.                   COM              415864107     4388   80645 SH       SOLE                0  80645    0
Hewlett-Packard Co             COM              428236103     6294  142365 SH       SOLE                0 142365    0
II-VI                          COM              902104108      350   10020 SH       SOLE                0  10020    0
Ikon Office Solutions Inc      COM              451713101      182   16100 SH       SOLE                0  16100    0
Informatica Corp               COM              45666Q102      270   17970 SH       SOLE                0  17970    0
Insulet Corp                   COM              45784P101      160   10150 SH       SOLE                0  10150    0
Intel Corp                     COM              458140100     5114  238095 SH       SOLE                0 238095    0
International Business Machine COM              459200101     4952   41775 SH       SOLE                0  41775    0
Jack In The Box Inc            COM              466367109      284   12680 SH       SOLE                0  12680    0
Janus Capital Group Inc.       COM              47102x105     2587   97720 SH       SOLE                0  97720    0
Joy Global Inc.                COM              481165108     1106   14580 SH       SOLE                0  14580    0
KLA-Tencor Corporation         COM              482480100     3760   92350 SH       SOLE                0  92350    0
Key Technology Inc             COM              493143101      351   11025 SH       SOLE                0  11025    0
Kohl's Corp                    COM              500255104     3412   85220 SH       SOLE                0  85220    0
Lazard LTD                     COM              G54050102      285    8360 SH       SOLE                0   8360    0
Leapfrog Enterprises Inc       COM              52186N106      334   40200 SH       SOLE                0  40200    0
Lindsay Corp                   COM              535555106      254    2995 SH       SOLE                0   2995    0
Lululemon Athletica Inc        COM              550021109      269    9260 SH       SOLE                0   9260    0
MF Global Ltd                  COM              G60642108       90   14260 SH       SOLE                0  14260    0
Martek Biosciences Corp        COM              572901106      444   13160 SH       SOLE                0  13160    0
McDonalds Corp                 COM              580135101     4249   75570 SH       SOLE                0  75570    0
Mcdermott International Inc.   COM              580037109     4959   80120 SH       SOLE                0  80120    0
Medtronic Inc                  COM              585055106     3227   62360 SH       SOLE                0  62360    0
Memc Electroncs                COM              552715104     2428   39460 SH       SOLE                0  39460    0
Microchip Technology Inc       COM              595017104     3424  112100 SH       SOLE                0 112100    0
Microsemi                      COM              595137100      434   17245 SH       SOLE                0  17245    0
Natus Medical Inc              COM              639050103      339   16170 SH       SOLE                0  16170    0
Neogen Corp                    COM              640491106      265   11575 SH       SOLE                0  11575    0
NewMarket Corp                 COM              651587107      303    4580 SH       SOLE                0   4580    0
Newfield Exploration Co        COM              651290108      795   12180 SH       SOLE                0  12180    0
Nortel Networks Corp           COM              656568508       91   11018 SH       SOLE                0  11018    0
NuVasive Inc                   COM              670704105      427    9565 SH       SOLE                0   9565    0
Nvidia Corporation             COM              67066g104     4565  243847 SH       SOLE                0 243847    0
Oceaneering Intl Inc           COM              675232102     3500   45420 SH       SOLE                0  45420    0
Oracle Corp                    COM              68389X105     6015  286415 SH       SOLE                0 286415    0
Pepsico Inc                    COM              713448108      852   13405 SH       SOLE                0  13405    0
PetroQuest Energy Inc          COM              716748108      387   14370 SH       SOLE                0  14370    0
Philip Morris International    COM              718172109     4551   92145 SH       SOLE                0  92145    0
Portfolio Recovery Associates  COM              73640Q105      333    8890 SH       SOLE                0   8890    0
Pros Holdings Inc              COM              74346Y103      320   28520 SH       SOLE                0  28520    0
RAM Energy Resources Inc       COM              75130P109      325   51580 SH       SOLE                0  51580    0
RTI Biologics Inc              COM              74975N105      285   32560 SH       SOLE                0  32560    0
Research In Motion             COM              760975102     5961   50995 SH       SOLE                0  50995    0
S & P Depository Receipt       COM              78462F103     1318   10300 SH       SOLE                0  10300    0
Schlumberger LTD               COM              806857108     5988   55735 SH       SOLE                0  55735    0
Semtech Corp                   COM              816850101      289   20520 SH       SOLE                0  20520    0
Sensient Technologies Corp     COM              81725T100      343   12170 SH       SOLE                0  12170    0
Sierra Wireless Inc            COM              826516106      233   15970 SH       SOLE                0  15970    0
Silicon Motion Technology ADR  COM              82706C108      242   16760 SH       SOLE                0  16760    0
Starent Networks Corp          COM              85528P108      219   17430 SH       SOLE                0  17430    0
Starwood Hotels & Resorts Worl COM              85590A401     2530   63140 SH       SOLE                0  63140    0
State Street Corp              COM              857477103     2414   37730 SH       SOLE                0  37730    0
Sunpower Corp Cl A             COM              867652109     3064   42565 SH       SOLE                0  42565    0
TNS Inc.                       COM              872960109      303   12640 SH       SOLE                0  12640    0
Teledyne Technologies Inc      COM              879360105      240    4920 SH       SOLE                0   4920    0
Transocean Inc                 COM              G90073100     4747   31152 SH       SOLE                0  31152    0
United States Steel Corp       COM              912909108     5898   31920 SH       SOLE                0  31920    0
United Technologies Corp       COM              913017109     3521   57060 SH       SOLE                0  57060    0
V F Corp                       COM              918204108     3952   55515 SH       SOLE                0  55515    0
Varian Inc.                    COM              922206107      261    5120 SH       SOLE                0   5120    0
Vasco Data Security Intl       COM              92230Y104      169   16080 SH       SOLE                0  16080    0
Verisign Inc                   COM              92343E102     4039  106840 SH       SOLE                0 106840    0
Walt Disney Co Holding Co      COM              254687106     3908  125260 SH       SOLE                0 125260    0
WebMD Health Corp              COM              94770V102      855   30640 SH       SOLE                0  30640    0
XTO Energy Inc                 COM              98385x106     5074   74055 SH       SOLE                0  74055    0
eResearch Technology Inc       COM              29481V108      411   23590 SH       SOLE                0  23590    0
Varian Inc.                    COM              922206107      297    5120 SH       SOLE                0   5120    0
Walt Disney Co Holding Co      COM              254687106     2980   94950 SH       SOLE                0  94950    0
XTO Energy Inc                 COM              98385x106     5650   91330 SH       SOLE                0  91330    0
Yum! Brands Inc                COM              988498101     5749  154505 SH       SOLE                0 154505    0
eResearch Technology Inc       COM              29481V108      293   23590 SH       SOLE                0  23590    0